Research and Development Expense (Tables)	6 Months Ended
Jun. 30, 2023
Analysis Of Income And Expense [Abstract]
Schedule of Research and Development Expense

Research and development expense consisted of the following items for the six months ended June 30:

	2023	2022

Clinical expenses	(44,256)	(21,026)
Non-clinical expenses	(1,837)	(1,264)
Personnel expense	(13,708)	(1,869)
Manufacturing costs	(12,633)	(6,001)
Regulatory expenses	(394)	(381)
Other R&D costs	(45)	(47)
Total research and development expenses	(72,873)	(30,588)